Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Incentive Plans
Summary of the assumptions used to value the ESPP awards

	2012	2011	2010
Dividend yield (1)	0.73%	0.69%	0.57%
Expected volatility(2)	22.88%	20.42%	32.58%
Risk-free interest rate(3)	0.10%	0.15%	0.21%
Expected life (in years)(4)	0.5	0.5	0.5
Weighted-average grant date fair value	$9.22	$7.21	$7.31

(1)         The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)         The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.

(3)         The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).

(4)         The expected life is based on the semi-annual purchase period.

Summary of the restricted stock unit and restricted share award activity

The following table is a summary of the restricted stock unit and restricted share award activity for the year ended December 31, 2012:

Units in thousands	Units	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	2,606	$32.80
Granted	1,811	44.80
Vested	(1,917)	43.10
Forfeited	(150)	37.77
Nonvested at end of year	2,350	$33.32

Black-Scholes option pricing model, assumptions

	2012	2011	2010
Dividend yield (1)	1.44%	1.43%	1.00%
Expected volatility(2)	32.49%	32.62%	33.15%
Risk-free interest rate(3)	0.84%	1.81%	1.85%
Expected life (in years)(4)	4.7	4.7	4.3
Weighted-average grant date fair value	$11.12	$9.19	$9.49

(1)         The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)         The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)         The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)         The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

Summary of the Company's stock option activity

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2011	59,107	$33.40	4.11	$439,671,000
Granted	8,759	$45.02	—	—
Exercised	(24,978)	$32.29	—	—
Forfeited	(1,511)	$35.80	—	—
Expired	(448)	$25.29	—	—
Outstanding at December 31, 2012	40,929	$36.57	4.34	$482,249,000
Exercisable at December 31, 2012	18,875	$34.23	2.99	$266,505,000